COMMITMENTS	12 Months Ended
Jun. 30, 2019
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

Management have identified the following material commitments for the consolidated group as at June 30, 2019 and June 30, 2018:

	Payable within 1 year	Payable later than 1 year within 5 years	Total
	US$000	US$000	US$000
2019
Operating lease commitments	258	336	594
2018
Operating lease commitments	161	340	501

(a)	Operating lease commitments

Operating lease commitments include contracts for leased equipment and property in the United States.